Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
Current tax expense	$ 46,948	$ 52,670	$ 40,306
Deferred tax expense/ (benefit):
Deferred tax (benefit)/expense	927	(1,537)	1,652
Income tax expense allocated to continuing operations	47,875	51,133	41,958
Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	68	25	119
Fair value of cash flow hedge	0	0	(148)
Total	47,943	51,158	41,929
Ireland
Current tax expense:
Current tax expense	28,963	35,955	28,042
Deferred tax expense/ (benefit):
Deferred tax (benefit)/expense	1,654	2,833	1,054
Income tax expense allocated to continuing operations	30,616	38,788	29,096
United States
Current tax expense:
Current tax expense	3,022	5,073	2,885
Deferred tax expense/ (benefit):
Deferred tax (benefit)/expense	4,577	(3,502)	875
Income tax expense allocated to continuing operations	7,600	1,571	3,761
Other
Current tax expense:
Current tax expense	14,963	11,642	9,379
Deferred tax expense/ (benefit):
Deferred tax (benefit)/expense	$ (5,304)	$ (868)	$ (277)